SHORT TERM INVESTMENTS - Narrative (Details)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Minimum
Disclosure of associates [line items]
Short-term investments, average variable interest rate	2.00%	0.50%
Maximum
Disclosure of associates [line items]
Short-term investments, average variable interest rate	2.60%	1.50%